Plant and equipment	9 Months Ended
Sep. 30, 2022
Plant and equipment
Plant and equipment

6.            Plant and equipment

		Computer
	Furniture	hardware			Production
	and	and		Leasehold	tooling
	equipment	software	Vehicles	improvements	and molds	Total
Cost:
December 31, 2020	$477,823	$421,198	$1,384,597	$435,376	$7,613,969	$10,332,963
Additions	448,918	584,307	1,816,568	1,124,818	387,260	4,361,871
Disposal	—	(1,971)	(894,316)	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	—	1,212
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	8,001,229	13,799,759
Additions	881,292	373,760	1,643,445	7,549,364	4,563,066	15,010,927
Disposal	—	—	(393,669)	—	(56,285)	(449,954)
Foreign exchange translation difference	(12,848)	(476)	—	(5,721)	—	(19,045)
September 30, 2022	$1,795,874	$1,376,859	$3,556,625	$9,104,319	$12,508,010	$28,341,687

Amortization:
December 31, 2020	$309,321	$198,331	$294,672	$273,756	$893,909	$1,969,989
Additions	97,760	249,754	340,621	116,105	2,675,815	3,480,055
Disposal	—	(219)	(38,022)	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	—	1,478
December 31, 2021	408,066	447,904	597,271	390,316	3,569,724	5,413,281
Additions	178,824	283,099	603,291	279,190	2,038,308	3,382,712
Disposal	—	—	(90,252)	—	—	(90,252)
Foreign exchange translation difference	(12,247)	(476)	—	(5,719)	—	(18,442)
September 30, 2022	$574,643	$730,527	$1,110,310	$663,787	$5,608,032	$8,687,299

Net book value:
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$4,431,505	$8,386,478
September 30, 2022	$1,221,231	$646,332	$2,446,315	$8,440,532	$6,899,978	$19,654,388

During the nine months ended September 30, 2022, vehicles with cost of $363,079 and accumulated depreciation of $86,853 were transferred to R&D usage and recorded on the statement of loss and comprehensive loss.

During the nine months ended September 30, 2022, the Company had non-cash additions to leasehold improvements of $7,500,515 (September 30, 2021 - $Nil) pursuant to the completion of the Mesa facility work by the landlord.

During the nine months ended September 30, 2022, the Company had non-cash additions to vehicles of $704,157 (September 30, 2021 - $Nil) upon change in the use of inventory vehicles.